Cash and cash equivalents and cash flow supporting notes (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning	£ 2,954	£ 4,624	£ 709
Cash Flows	(1,399)	(460)	(188)
Foreign Exchange	(132)	(26)
Loans and borrowings classified as non-current 31 December 2024 becoming current in 2025
Deferred consideration on acquisition		1,997
Promissory note issued		431
Transfer to share premium on exercise of warrants	(196)	(3,618)
Warrants issued	5,024	3,059	4,562
Gain recognised in finance income within the consolidated statement of comprehensive income	(2,296)	(3,218)	(487)
Interest accruing in period	229	165	28
Ending	4,184	2,954	4,624
Exercise of warrants - transfer to share premium		(3,618)
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	1,424	295	463
Cash Flows
Foreign Exchange
Loans and borrowings classified as non-current 31 December 2024 becoming current in 2025	(779)	(412)	(168)
Deferred consideration on acquisition		1,541
Promissory note issued
Transfer to share premium on exercise of warrants
Warrants issued
Gain recognised in finance income within the consolidated statement of comprehensive income
Interest accruing in period
Ending	645	1,424	295
Exercise of warrants - transfer to share premium
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	1,530	4,329	246
Cash Flows	(1,399)	(460)	(188)
Foreign Exchange	(132)	(26)
Loans and borrowings classified as non-current 31 December 2024 becoming current in 2025	779	412	168
Deferred consideration on acquisition		456
Promissory note issued		431
Transfer to share premium on exercise of warrants	(196)
Warrants issued	5,024	3,059	4,562
Gain recognised in finance income within the consolidated statement of comprehensive income	(2,296)	(3,218)	(487)
Interest accruing in period	229	165	28
Ending	£ 3,539	1,530	£ 4,329
Exercise of warrants - transfer to share premium		£ (3,618)